Financial Assets At Amortized Cost - Disclosure of Movement of ECL Allowance of Financial Assets At Amortized Cost (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of movement of ECL allowance of financial assets at amortized cost [Line Items]
Beginning balance	¥ 8,623,012
Ending balance	6,563,969	¥ 8,623,012
Allowance for credit losses [member]
Disclosure of movement of ECL allowance of financial assets at amortized cost [Line Items]
Beginning balance	1,387,947	377,080	¥ 203,469
New originated or purchased	8,593	63,411	35,340
Transfers		1,062,156	135,572
Net impact on expected credit loss by stage transfer		1,062,156	135,572
Write-offs	(234,275)
De-recognized in the current period (including repayment)	(19,721)	(166,845)	(32,118)
Changes in parameters of the model of expected credit loss	29,321	52,145	34,817
Ending balance	1,171,865	1,387,947	377,080
Stage 1 [member] | Allowance for credit losses [member]
Disclosure of movement of ECL allowance of financial assets at amortized cost [Line Items]
Beginning balance	13,997	16,492	4,684
New originated or purchased	8,593	64,072	33,200
Transfers		(10,014)	(1,966)
Transfers In Financial Assets At Amortised Cost From stage 1 to stage 2			(1,875)
Transfers In Financial Assets At Amortised Cost From stage 1 to stage 3		(10,014)	(91)
De-recognized in the current period (including repayment)	(4,160)	(50,718)	(29,044)
Changes in parameters of the model of expected credit loss	(13,270)	(5,835)	9,618
Ending balance	5,160	13,997	16,492
Stage 2 [member] | Allowance for credit losses [member]
Disclosure of movement of ECL allowance of financial assets at amortized cost [Line Items]
Beginning balance		111,437	210
Transfers			111,437
Transfers In Financial Assets At Amortised Cost From stage 1 to stage 2			1,875
Net impact on expected credit loss by stage transfer			109,562
De-recognized in the current period (including repayment)		(111,437)	(210)
Ending balance			111,437
Stage 3 [member] | Allowance for credit losses [member]
Disclosure of movement of ECL allowance of financial assets at amortized cost [Line Items]
Beginning balance	1,321,133	249,080	196,871
Transfers		1,072,170	26,101
Transfers In Financial Assets At Amortised Cost From stage 1 to stage 3		0	91
Net impact on expected credit loss by stage transfer		1,062,156	26,010
Write-offs	(221,754)
De-recognized in the current period (including repayment)	(15,444)	(2,758)	(564)
Changes in parameters of the model of expected credit loss	56,413	2,641	26,672
Ending balance	1,140,348	1,321,133	249,080
POCI [Member] | Allowance for credit losses [member]
Disclosure of movement of ECL allowance of financial assets at amortized cost [Line Items]
Beginning balance	52,817	71	1,704
New originated or purchased		(661)	2,140
Write-offs	(12,521)
De-recognized in the current period (including repayment)	(117)	(1,932)	(2,300)
Changes in parameters of the model of expected credit loss	(13,822)	55,339	(1,473)
Ending balance	¥ 26,357	¥ 52,817	¥ 71